Parent Company Information (Details)	12 Months Ended
Dec. 31, 2025
Parent Company Information [Line Items]
Percentage of subsidiaries exceed consolidated net assets	25.00%
PRC Subsidiary [Member]
Parent Company Information [Line Items]
Percentage of subsidiaries exceed consolidated net assets	25.00%